SUBSEQUENT EVENTS - Private Placement Offering (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Oct. 21, 2025	Oct. 21, 2025	Oct. 03, 2025	Oct. 31, 2024
SUBSEQUENT EVENTS
Threshold term of filing registration statement	30 days
Pre-Funded Warrants
SUBSEQUENT EVENTS
Exercise price			$ 0.0001	$ 0.0001
Warrants term	5 years	5 years	5 years
Series E Warrants
SUBSEQUENT EVENTS
Exercise price			$ 3.82
Warrants term	5 years	5 years	5 years
Cash Private Placement Offering | Cash Pre-Funded Warrants
SUBSEQUENT EVENTS
Number of common stock called by warrants			4,620,485
Offering price per share			$ 3.32
Exercise price			$ 0.0001
Cash Private Placement Offering | Series E-1 Warrants
SUBSEQUENT EVENTS
Number of common stock called by warrants			4,620,485
Exercise price			$ 3.82
Cryptocurrency Private Placement Offering | Cryptocurrency Pre-Funded Warrant
SUBSEQUENT EVENTS
Number of common stock called by warrants	3,444,191	3,444,191
Offering price per share	$ 3.32	$ 3.32
Exercise price	0.0001	$ 0.0001
Consideration to be received	$ 0.126
Cryptocurrency Private Placement Offering | Series E-2 Warrants
SUBSEQUENT EVENTS
Number of common stock called by warrants	3,444,191	3,444,191
Exercise price	$ 3.82	$ 3.82
Subsequent events
SUBSEQUENT EVENTS
Threshold term of filing registration statement		30 days
Subsequent events | Pre-Funded Warrants
SUBSEQUENT EVENTS
Exercise price	0.0001	$ 0.0001
Subsequent events | Series E Warrants
SUBSEQUENT EVENTS
Exercise price	$ 3.82	$ 3.82
Subsequent events | Private Placement
SUBSEQUENT EVENTS
Gross proceeds		$ 26.8
Potential gross proceeds from warrants exercises		30.8
Total potential gross proceeds		$ 57.6
Subsequent events | Cash Private Placement Offering | Cash Pre-Funded Warrants
SUBSEQUENT EVENTS
Number of common stock called by warrants			4,620,485
Offering price per share			$ 3.32
Exercise price			$ 0.0001
Subsequent events | Cash Private Placement Offering | Series E-1 Warrants
SUBSEQUENT EVENTS
Number of common stock called by warrants			4,620,485
Exercise price			$ 3.82
Subsequent events | Cryptocurrency Private Placement Offering | Cryptocurrency Pre-Funded Warrant
SUBSEQUENT EVENTS
Number of common stock called by warrants	3,444,191	3,444,191
Offering price per share	$ 3.32	$ 3.32
Exercise price	0.0001	0.0001
Consideration to be received		0.126
Subsequent events | Cryptocurrency Private Placement Offering | Series E-2 Warrants
SUBSEQUENT EVENTS
Exercise price	$ 3.82	$ 3.82
Subsequent events | Cryptocurrency Pre-Funded Warrant | Series E-2 Warrants
SUBSEQUENT EVENTS
Number of common stock called by warrants	3,444,191	3,444,191